CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                  July 9, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:        First Trust Exchange-Traded AlphaDEX(R) Fund II
             --------------------------------------------------------

Ladies and Gentlemen:


On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 54 and under the Investment Company Act of 1940, as amended, Amendment No. 55 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By:  /s/ Morrison C. Warren
                                              -------------------------------
                                                   Morrison C. Warren


Enclosures